UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05502

Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Class AAA - COMVX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of May 1, 2024 to December 31, 2024. The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class AAA	$0	-%

How did the Fund perform?

For the period ended December 31, 2024, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark, the MSCI USA Value Index. It outperformed its other comparative benchmark, the Bloomberg US Government/Credit Bond Index. Merger and Acquisition activity totaled $3.2 trillion globally in 2024, a 10% increase year over year. We expect this deal environment will persist in 2025 as headwinds from recent years become tailwinds; namely interest rates and antitrust regulation. Top performers were focused on the Financials and Industrials sectors. Detractors were driven by holdings in the Consumer Staples and Materials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Comstock Capital Value Fund - Class AAA	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/14	10,000	10,000	10,000	10,000
12/15	9,547	10,138	10,138	9,806
12/16	7,586	11,351	11,351	11,460
12/17	6,029	13,828	13,828	13,222
12/18	6,483	13,223	13,223	12,272
12/19	4,804	17,386	17,386	15,430
12/20	4,559	20,586	20,586	15,577
12/21	4,461	26,496	26,496	19,809
12/22	4,645	21,697	21,697	18,573
12/23	4,948	27,402	27,402	20,289
12/24	5,168	34,257	34,257	23,198

Average Annual Total Returns

	8 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class AAA	5.23%	4.44%	1.47%	(6.39)%
S&P 500 Index	17.90%	25.02%	14.53%	13.10%
Bloomberg US Government / Credit Bond Index	4.39%	1.18%	(0.21)%	1.50%
MSCI USA Value Index	9.43%	14.34%	8.50%	8.78%

Fund Statistics

  Total Net Assets$7,302,372
  Number of Portfolio Holdings102
  Portfolio Turnover Rate133%
  Management Fees$(184,700)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Kellanova	5.0%
HashiCorp Inc.	4.4%
Amedisys Inc.	3.1%
Frontier Communications Parent Inc.	3.1%
Juniper Networks Inc.	3.1%
Smartsheet Inc.	3.1%
Summit Materials Inc.	2.8%
Arcadium Lithium plc	2.3%
Barnes Group Inc.	2.3%
United States Steel Corp.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	74.0%
U.S. Government Obligations	26.4%
Closed-End Funds	0.6%
Rights	0.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	26.4%
Computer Software and Services	11.6%
Telecommunications	9.3%
Health Care	6.9%
Diversified Industrial	6.6%
Broadcasting	5.3%
Food and Beverage	5.0%
Energy and Utilities	5.0%
Other Industry sectors	25.2%
Other Assets and Liabilities (Net)	(1.3)%

Comstock Capital Value Fund

Annual Shareholder Report - December 31, 2024

Class AAA - COMVX

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

COMVX-24-ATSR

Comstock Capital Value Fund

Class C - CPCCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of May 1, 2024 to December 31, 2024. The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class C	$0	-%

How did the Fund perform?

For the period ended December 31, 2024, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark, the MSCI USA Value Index. It outperformed its other comparative benchmark, the Bloomberg US Government/Credit Bond Index. Merger and Acquisition activity totaled $3.2 trillion globally in 2024, a 10% increase year over year. We expect this deal environment will persist in 2025 as headwinds from recent years become tailwinds; namely interest rates and antitrust regulation. Top performers were focused on the Financials and Industrials sectors. Detractors were driven by holdings in the Consumer Staples and Materials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Comstock Capital Value Fund - Class C	Comstock Capital Value Fund - Class C (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,474	9,374	10,138	10,138	9,806
12/16	7,466	7,293	11,351	11,351	11,460
12/17	5,901	5,691	13,828	13,828	13,222
12/18	6,303	6,022	13,223	13,223	12,272
12/19	4,641	4,374	17,386	17,386	15,430
12/20	4,364	4,069	20,586	20,586	15,577
12/21	4,281	3,951	26,496	26,496	19,809
12/22	4,447	4,065	21,697	21,697	18,573
12/23	4,748	4,300	27,402	27,402	20,289
12/24	4,941	4,431	34,257	34,257	23,198

Average Annual Total Returns

	8 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class C	4.98%	4.05%	1.26%	(6.81)%
Comstock Capital Value Fund - Class C (includes sales charge)	3.98%	3.05%	1.26%	(6.81)%
S&P 500 Index	17.90%	25.02%	14.53%	13.10%
Bloomberg US Government / Credit Bond Index	4.39%	1.18%	(0.21)%	1.50%
MSCI USA Value Index	9.43%	14.34%	8.50%	8.78%

Fund Statistics

  Total Net Assets$7,302,372
  Number of Portfolio Holdings102
  Portfolio Turnover Rate133%
  Management Fees$(184,700)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Kellanova	5.0%
HashiCorp Inc.	4.4%
Amedisys Inc.	3.1%
Frontier Communications Parent Inc.	3.1%
Juniper Networks Inc.	3.1%
Smartsheet Inc.	3.1%
Summit Materials Inc.	2.8%
Arcadium Lithium plc	2.3%
Barnes Group Inc.	2.3%
United States Steel Corp.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	74.0%
U.S. Government Obligations	26.4%
Closed-End Funds	0.6%
Rights	0.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	26.4%
Computer Software and Services	11.6%
Telecommunications	9.3%
Health Care	6.9%
Diversified Industrial	6.6%
Broadcasting	5.3%
Food and Beverage	5.0%
Energy and Utilities	5.0%
Other Industry sectors	25.2%
Other Assets and Liabilities (Net)	(1.3)%

Comstock Capital Value Fund

Annual Shareholder Report - December 31, 2024

Class C - CPCCX

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

CPCCX-24-ATSR

Comstock Capital Value Fund

Class I - CPCRX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of May 1, 2024 to December 31, 2024. The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class I	$0	-%

How did the Fund perform?

For the period ended December 31, 2024, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark, the MSCI USA Value Index. It outperformed its other comparative benchmark, the Bloomberg US Government/Credit Bond Index. Merger and Acquisition activity totaled $3.2 trillion globally in 2024, a 10% increase year over year. We expect this deal environment will persist in 2025 as headwinds from recent years become tailwinds; namely interest rates and antitrust regulation. Top performers were focused on the Financials and Industrials sectors. Detractors were driven by holdings in the Consumer Staples and Materials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Comstock Capital Value Fund - Class I	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/14	10,000	10,000	10,000	10,000
12/15	9,589	10,138	10,138	9,806
12/16	7,642	11,351	11,351	11,460
12/17	6,083	13,828	13,828	13,222
12/18	6,566	13,223	13,223	12,272
12/19	4,885	17,386	17,386	15,430
12/20	4,643	20,586	20,586	15,577
12/21	4,559	26,496	26,496	19,809
12/22	4,740	21,697	21,697	18,573
12/23	5,052	27,402	27,402	20,289
12/24	5,269	34,257	34,257	23,198

Average Annual Total Returns

	8 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class I	5.05%	4.29%	1.52%	(6.21)%
S&P 500 Index	17.90%	25.02%	14.53%	13.10%
Bloomberg US Government / Credit Bond Index	4.39%	1.18%	(0.21)%	1.50%
MSCI USA Value Index	9.43%	14.34%	8.50%	8.78%

Fund Statistics

  Total Net Assets$7,302,372
  Number of Portfolio Holdings102
  Portfolio Turnover Rate133%
  Management Fees$(184,700)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Kellanova	5.0%
HashiCorp Inc.	4.4%
Amedisys Inc.	3.1%
Frontier Communications Parent Inc.	3.1%
Juniper Networks Inc.	3.1%
Smartsheet Inc.	3.1%
Summit Materials Inc.	2.8%
Arcadium Lithium plc	2.3%
Barnes Group Inc.	2.3%
United States Steel Corp.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	74.0%
U.S. Government Obligations	26.4%
Closed-End Funds	0.6%
Rights	0.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	26.4%
Computer Software and Services	11.6%
Telecommunications	9.3%
Health Care	6.9%
Diversified Industrial	6.6%
Broadcasting	5.3%
Food and Beverage	5.0%
Energy and Utilities	5.0%
Other Industry sectors	25.2%
Other Assets and Liabilities (Net)	(1.3)%

Comstock Capital Value Fund

Annual Shareholder Report - December 31, 2024

Class I - CPCRX

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

CPCRX-24-ATSR

Comstock Capital Value Fund

Class A - DRCVX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of May 1, 2024 to December 31, 2024. The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class A	$0	-%

How did the Fund perform?

For the period ended December 31, 2024, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark, the MSCI USA Value Index. It outperformed its other comparative benchmark, the Bloomberg US Government/Credit Bond Index. Merger and Acquisition activity totaled $3.2 trillion globally in 2024, a 10% increase year over year. We expect this deal environment will persist in 2025 as headwinds from recent years become tailwinds; namely interest rates and antitrust regulation. Top performers were focused on the Financials and Industrials sectors. Detractors were driven by holdings in the Consumer Staples and Materials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Comstock Capital Value Fund - Class A	Comstock Capital Value Fund - Class A (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,534	10,000	10,138	10,138	9,806
12/16	7,576	10,000	11,351	11,351	11,460
12/17	6,021	10,000	13,828	13,828	13,222
12/18	6,474	10,000	13,223	13,223	12,272
12/19	4,797	10,000	17,386	17,386	15,430
12/20	4,553	10,000	20,586	20,586	15,577
12/21	4,455	10,000	26,496	26,496	19,809
12/22	4,638	10,000	21,697	21,697	18,573
12/23	4,941	10,000	27,402	27,402	20,289
12/24	5,148	9,820	34,257	34,257	23,198

Average Annual Total Returns

	8 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class A	4.99%	4.19%	1.37%	(6.43)%
Comstock Capital Value Fund - Class A (includes sales charge)	(1.05)%	(1.80)%	0.18%	(6.99)%
S&P 500 Index	17.90%	25.02%	14.53%	13.10%
Bloomberg US Government / Credit Bond Index	4.39%	1.18%	(0.21)%	1.50%
MSCI USA Value Index	9.43%	14.34%	8.50%	8.78%

Fund Statistics

  Total Net Assets$7,302,372
  Number of Portfolio Holdings102
  Portfolio Turnover Rate133%
  Management Fees$(184,700)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Kellanova	5.0%
HashiCorp Inc.	4.4%
Amedisys Inc.	3.1%
Frontier Communications Parent Inc.	3.1%
Juniper Networks Inc.	3.1%
Smartsheet Inc.	3.1%
Summit Materials Inc.	2.8%
Arcadium Lithium plc	2.3%
Barnes Group Inc.	2.3%
United States Steel Corp.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	74.0%
U.S. Government Obligations	26.4%
Closed-End Funds	0.6%
Rights	0.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	26.4%
Computer Software and Services	11.6%
Telecommunications	9.3%
Health Care	6.9%
Diversified Industrial	6.6%
Broadcasting	5.3%
Food and Beverage	5.0%
Energy and Utilities	5.0%
Other Industry sectors	25.2%
Other Assets and Liabilities (Net)	(1.3)%

Comstock Capital Value Fund

Annual Shareholder Report - December 31, 2024

Class A - DRCVX

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

DRCVX-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,000 for 2023 and $17,100 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,952 for 2023 and $4,104 for 2024. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $218 for 2023 and $457 for 2024. The fees relate to Passive Foreign Investment Company identification database subscription fees billed for annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) $0

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $41,402 for 2023 and $42,754 for 2024.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Comstock Capital Value Fund

Annual Report — December 31, 2024

To Our Shareholders,

For the eight months ended December 31, 2024, the net asset value (NAV) total return per Class A Share of the Comstock Capital Value Fund was 5.0% compared with a total return of 17.9% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

Comstock Capital Value Fund

U.S. Government Obligations	26.4%
Computer Software and Services	11.6%
Telecommunications	9.3%
Health Care	6.9%
Diversified Industrial	6.6%
Broadcasting	5.3%
Energy and Utilities	5.0%
Food and Beverage	5.0%
Hotels and Gaming	4.0%
Business Services	3.4%
Financial Services	3.3%
Real Estate	2.8%
Retail	2.3%
Specialty Chemicals	2.3%
Consumer Products	1.9%
Electronics	1.4%
Aerospace and Defense	1.3%
Entertainment	1.0%
Closed-End Funds	0.6%
Automotive: Parts and Accessories	0.4%
Semiconductors	0.4%
Machinery	0.1%
Other Assets and Liabilities (Net)	(1.3)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 74.0%
	Aerospace and Defense — 1.3%
2,000	Spirit AeroSystems Holdings Inc., Cl. A†	$64,977	$68,160
1,500	Triumph Group Inc.†	22,455	27,990
		87,432	96,150
	Automotive: Parts and Accessories — 0.4%
500	Dana Inc.	4,998	5,780
2,500	Garrett Motion Inc.†	19,645	22,575
		24,643	28,355
	Broadcasting — 5.3%
5,000	Endeavor Group Holdings Inc., Cl. A	132,752	156,450
500	Paramount Global, Cl. A	10,975	11,150
7,500	Paramount Global, Cl. B	79,299	78,450
2,093	Sirius XM Holdings Inc.	72,287	47,720
5,000	TEGNA Inc.	90,024	91,450
		385,337	385,220
	Business Services — 3.3%
1,500	Alight Inc., Cl. A	10,676	10,380
250	McGrath Rent Corp.	24,976	27,955
4,000	Summit Materials Inc., Cl. A†	202,155	202,400
		237,807	240,735
	Computer Software and Services — 11.6%
250	Altair Engineering Inc., Cl. A†	26,004	27,278
100	Aspen Technology Inc.†	24,007	24,963
3,500	BM Technologies Inc.†	16,665	17,115
5,000	Desktop Metal Inc., Cl. A†	21,822	11,700
9,500	HashiCorp Inc., Cl. A†	315,765	324,995
15,000	Innovid Corp.†	45,458	46,350
5,000	Markforged Holding Corp.†	23,015	15,700
8,500	Matterport Inc.†	37,480	40,290
4,000	Smartsheet Inc., Cl. A†	222,648	224,120
3,000	TTEC Holdings Inc.	16,655	14,970
10,250	Zuora Inc., Cl. A†	101,972	101,680
		851,491	849,161
	Consumer Products — 1.9%
4,500	Manitex International Inc.†	25,283	26,100
2,500	Pactiv Evergreen Inc.	43,310	43,675
3,500	Revelyst Inc.†	66,948	67,305
		135,541	137,080
	Diversified Industrial — 6.6%
3,500	Barnes Group Inc.	157,511	165,410
3,500	Churchill Capital Corp. IX†	35,105	36,225
6,500	GSR III Acquisition Corp.†	65,000	65,390
1,250	Stratasys Ltd.†	16,038	11,112
4,750	United States Steel Corp.	206,793	161,453
Shares		Cost	Market Value
1,000	Universal Stainless & Alloy Products Inc.†	$43,687	$44,030
		524,134	483,620
	Electronics — 1.4%
1,000	Rogers Corp.†	152,545	101,610

	Energy and Utilities — 5.0%
5,000	Algonquin Power & Utilities Corp.	28,449	22,250
2,250	ALLETE Inc.	141,249	145,800
1,500	Battalion Oil Corp.†	9,907	2,580
1,000	Hess Corp.	142,785	133,010
5,000	Profire Energy Inc.†	12,555	12,700
1,000	TXNM Energy Inc.	44,745	49,170
		379,690	365,510
	Entertainment — 1.0%
1,250	International Game Technology plc	26,890	22,075
400	Liberty Media Corp.-Liberty Live, Cl. C†	12,877	27,224
1,000	Manchester United plc, Cl. A†	18,768	17,350
1,000	WideOpenWest Inc.†	4,729	4,960
		63,264	71,609
	Financial Services — 3.3%
250	Enstar Group Ltd.†	80,507	80,513
1,000	ICC Holdings Inc.†	22,110	23,260
500	Moneylion Inc.†	43,140	43,005
1,500	NET Lease Office Properties, REIT	36,538	46,815
3,000	Retail Opportunity Investments Corp., REIT	52,064	52,080
		234,359	245,673
	Food and Beverage — 5.0%
4,500	Kellanova	362,020	364,365

	Health Care — 6.7%
2,500	Amedisys Inc.†	230,380	226,975
3,000	Avid Bioservices Inc.†	36,784	37,050
4,500	Cross Country Healthcare Inc.†	81,125	81,720
14,000	Cyteir Therapeutics Inc., Escrow†(a)	0	0
1,000	Patterson Cos. Inc.	30,872	30,860
14,000	Revance Therapeutics Inc.†	77,663	42,560
1,750	SurModics Inc.†	71,893	69,300
		528,717	488,465
	Hotels and Gaming — 4.0%
1,500	Atlanta Braves Holdings Inc., Cl. C†	47,569	57,390

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
4,000	Bally’s Corp.†	$68,502	$71,560
6,000	Everi Holdings Inc.†	77,253	81,060
6,500	GAN Ltd.†	10,589	11,830
6,000	PlayAGS Inc.†	68,467	69,180
		272,380	291,020
	Machinery — 0.1%
3,000	Intevac Inc.†	10,567	10,200

	Real Estate — 2.8%
13,000	Copper Property CTL Pass Through Trust	139,960	159,120
1,500	Equity Commonwealth, REIT	1,180	2,655
8,000	Seritage Growth Properties, Cl. A†	81,059	32,960
750	Star Holdings†	12,633	7,297
		234,832	202,032
	Retail — 2.3%
6,500	Albertsons Companies Inc., Cl. A	130,980	127,660
500	Macy’s Inc.	9,599	8,465
1,500	Nordstrom Inc.	36,244	36,225
		176,823	172,350
	Semiconductors — 0.4%
500	Silicon Motion Technology Corp., ADR	26,726	27,025

	Specialty Chemicals — 2.3%
32,500	Arcadium Lithium plc†	178,717	166,725

	Telecommunications — 9.3%
6,500	Frontier Communications Parent Inc.†	227,294	225,550
19,000	Infinera Corp.†	118,281	129,407
6,000	Juniper Networks Inc.	222,117	224,700
1,500	Telephone and Data Systems Inc.	33,070	51,165
750	United States Cellular Corp.†	39,198	47,040
		639,960	677,862
	TOTAL COMMON STOCKS	5,506,985	5,404,767

	CLOSED-END FUNDS — 0.6%
30,000	Altaba Inc., Escrow†	33,916	42,750
Shares		Cost	Market Value
	RIGHTS — 0.3%
	Business Services — 0.1%
2,000	Resolute Forest Products Inc., CVR†	$0	$4,000

	Financial Services — 0.0%
375	Pershing Square Tontine Holdings Ltd., expire 09/29/33†	0	113

	Health Care — 0.2%
500	ABIOMED Inc., CVR†	0	875
6,000	Akouos Inc., CVR†	0	3,000
1,000	Albireo Pharma Inc., CVR†	0	2,250
2,500	Alimera Sciences Inc., CVR†	0	25
3,000	Chinook Therapeutics Inc., CVR†	0	1,500
1,050	CinCor Pharma Inc., CVR†	0	3,150
10,000	Concert Pharmaceuticals Inc., CVR†	0	3,000
5,000	Epizyme Inc., CVR†	0	100
2,250	Fusion Pharmaceuticals Inc., CVR†	0	1,125
7,500	Gracell Biotechnologies Inc., CVR†	0	300
6,500	Icosavax Inc., CVR†	0	1,950
1,750	Mirati Therapeutics Inc., CVR†	0	875
500	Opiant Pharmaceuticals Inc., CVR†	0	250
6,500	Paratek Pharmaceuticals Inc., CVR†	0	130
		0	18,530
	TOTAL RIGHTS	0	22,643

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 26.4%
$1,940,000	U.S. Treasury Bills, 4.214% to 4.567%††, 01/02/25 to 03/27/25	1,928,413	1,929,066

	TOTAL INVESTMENTS — 101.3%	$7,469,314	7,399,226

	Other Assets and Liabilities (Net) — (1.3)%		(96,854)

	NET ASSETS — 100.0%		$7,302,372

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — December 31, 2024

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Comstock Capital Value Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $7,469,314)	$7,399,226
Receivable for investments sold	2,767
Receivable from Adviser	68,937
Dividends receivable	2,991
Prepaid expenses	703
Total Assets	7,474,624
Liabilities:
Payable to bank	59,127
Payable for investments purchased	21,576
Payable for investment advisory fees	6,170
Payable for distribution fees	282
Payable for legal and audit fees	39,548
Payable for shareholder communications	20,123
Payable for custodian fees	9,638
Other accrued expenses	15,788
Total Liabilities	172,252
Net Assets
(applicable to 1,751,169 shares outstanding)	$7,302,372

Net Assets Consist of:
Paid-in capital	$140,460,191
Total accumulated loss	(133,157,819)
Net Assets	$7,302,372

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($344,464 ÷ 84,934 shares outstanding; 25,000,000 shares authorized)	$4.06
Class A:
Net Asset Value and redemption price per share ($995,377 ÷ 246,177 shares outstanding; 25,000,000 shares authorized)	$4.04
Maximum offering price per share (NAV÷0.9425, based on maximum sales charge of 5.75% of the offering price)	$4.29
Class C:
Net Asset Value and offering price per share ($3,686 ÷ 1,080 shares outstanding; 25,000,000 shares authorized)	$3.41	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($5,958,845 ÷ 1,418,978 shares outstanding; 25,000,000 shares authorized)	$4.20

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Comstock Capital Value Fund

Statement of Operations

	For the Period May 1, 2024 to December 31, 2024	Year Ended April 30, 2024
Investment Income:
Dividends (net of foreign withholding taxes of $265 and $530)	$45,891	$49,665
Interest	40,295	97,674
Total Investment Income	86,186	147,339
Expenses:
Investment advisory fees	44,861	60,528
Distribution fees - Class AAA	447	707
Distribution fees - Class A	1,742	2,738
Distribution fees - Class C	29	100
Legal and audit fees	70,259	45,471
Shareholder communications expenses	36,562	25,912
Directors’ fees	18,500	24,500
Custodian fees	16,977	10,215
Shareholder services fees	15,163	20,257
Registration expenses	5,700	—
Interest expense	37	—
Miscellaneous expenses	21,288	13,514
Total Expenses	231,565	203,942
Less:
Expense reimbursements (See Note 3)	(229,561)	(202,406)
Expenses paid indirectly by broker (See Note 6)	(1,404)	(1,379)
Custodian fee credits	(559)	(157)
Total Reimbursements and Credits	(231,524)	(203,942)
Net Expenses	41	—
Net Investment Income	86,145	147,339

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	41,165	267,391
Net realized loss on foreign currency transactions	—	(6)
Net realized gain on investments and foreign currency transactions	41,165	267,385
Net change in unrealized appreciation/depreciation:
on investments	197,023	(117,345)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	238,188	150,040
Net Increase in Net Assets Resulting from Operations	$324,333	$297,379

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

	For the Period May 1, 2024 to December 31, 2024	Year Ended April 30, 2024	Year Ended April 30, 2023
Operations:
Net investment income	$86,145	$147,339	$98,932
Net realized gain on investments and foreign currency transactions	41,165	267,385	217,731
Net change in unrealized appreciation/depreciation on investments	197,023	(117,345)	(138,474)
Net Increase in Net Assets Resulting from Operations	324,333	297,379	178,189

Distributions to Shareholders:
Accumulated earnings
Class AAA	(7,223)	(4,478)	—
Class A	(20,944)	(18,584)	—
Class C	(91)	(218)	—
Class I	(119,629)	(78,816)	—
Total Distributions to Shareholders	(147,887)	(102,096)	—

Capital Stock Transactions:
Proceeds from shares issued
Class AAA	120,192	107,161	88,383
Class A	10,105	10,777	16,406
Class I	610,000	1,278,238	1,282,290
Total proceeds from shares issued	740,297	1,396,176	1,387,079

Proceeds from reinvestment of distributions
Class AAA	7,137	4,411	—
Class A	10,083	9,924	—
Class C	91	218	—
Class I	117,074	76,762	—
Total proceeds from reinvestment of distributions	134,385	91,315	—

Cost of shares redeemed
Class AAA	(50,938)	(113,904)	(32,154)
Class A	(97,214)	(177,787)	(94,306)
Class C	(2,687)	(4,824)	(24,997)
Class I	(5,194)	(145,898)	(402,285)
Total cost of shares redeemed	(156,033)	(442,413)	(553,742)

Net Increase in Net Assets from Capital Stock Transactions	718,649	1,045,078	833,337

Net Increase in Net Assets	895,095	1,240,361	1,011,526

Net Assets:
Beginning of year	6,407,277	5,166,916	4,155,390
End of period	$7,302,372	$6,407,277	$5,166,916

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment
		Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2024(b)	$3.94	$0.05	$0.16		$0.21	$(0.09)	$(0.09)	$—		$4.06	5.23%	$344	1.91	%(c)	5.36	%(c)	0.00	%(c)(d)(e)(f)(g)	133%
2024	3.81	0.10	0.10		0.20	(0.07)	(0.07)	—		3.94	5.17	262	2.44		3.56		0.00	(d)(e)(f)	271
2023	3.66	0.07	0.08		0.15	—	—	—		3.81	4.10	255	1.94		4.05		0.00	(d)(e)(f)	265
2022	3.70	(0.07)	0.03		(0.04)	—	—	—		3.66	(1.08)	190	(1.82)		4.93		1.95	(e)(f)(g)	243
2021	3.81	(0.11)	(0.00	)(h)	(0.11)	—	—	0.00	(i)	3.70	(2.89)	208	(3.00)		4.12		3.12	(e)	0	(j)
2020	4.31	(0.15)	(0.35)		(0.50)	—	—	0.00	(i)	3.81	(11.60)	245	(3.60)		7.49		5.80	(f)(g)(k)(l)	79
Class A
2024(b)	$3.93	$0.05	$0.15		$0.20	$(0.09)	$(0.09)	$—		$4.04	4.99%	$995	1.91	%(c)	5.36	%(c)	0.00	%(c)(d)(e)(f)(g)	133%
2024	3.80	0.09	0.11		0.20	(0.07)	(0.07)	—		3.93	5.19	1,041	2.43		3.56		0.00	(d)(e)(f)	271
2023	3.65	0.09	0.06		0.15	—	—	—		3.80	4.11	1,162	2.39		4.05		0.00	(d)(e)(f)	265
2022	3.69	(0.07)	0.03		(0.04)	—	—	—		3.65	(1.08)	1,193	(1.95)		4.93		2.07	(e)(f)(g)	243
2021	3.80	(0.11)	(0.00	)(h)	(0.11)	—	—	0.00	(i)	3.69	(2.89)	1,554	(3.00)		4.12		3.12	(e)	0	(j)
2020	4.29	(0.16)	(0.33)		(0.49)	—	—	0.00	(i)	3.80	(11.42)	1,715	(3.89)		7.74		6.05	(f)(g)(k)(l)	79
Class C
2024(b)	$3.33	$0.04	$0.13		$0.17	$(0.09)	$(0.09)	$—		$3.41	4.98%	$4	1.90	%(c)	6.10	%(c)	0.00	%(c)(d)(e)(f)(g)	133%
2024	3.23	0.08	0.09		0.17	(0.07)	(0.07)	—		3.33	5.17	6	2.43		4.31		0.00	(d)(e)(f)	271
2023	3.10	0.09	0.04		0.13	—	—	—		3.23	4.19	10	2.96		4.80		0.00	(d)(e)(f)	265
2022	3.15	(0.07)	0.02		(0.05)	—	—	—		3.10	(1.59)	35	(2.38)		5.68		2.50	(e)(f)(g)	243
2021	3.24	(0.09)	(0.00	)(h)	(0.09)	—	—	0.00	(i)	3.15	(2.78)	49	(3.73)		4.87		3.87	(e)	0	(j)
2020	3.69	(0.14)	(0.31)		(0.45)	—	—	0.00	(i)	3.24	(12.20)	330	(3.90)		7.81		6.12	(f)(g)(k)(l)	79
Class I
2024(b)	$4.08	$0.05	$0.16		$0.21	$(0.09)	$(0.09)	$—		$4.20	5.05%	$5,959	1.92	%(c)	5.11	%(c)	0.00	%(c)(d)(e)(f)(g)	133%
2024	3.95	0.10	0.10		0.20	(0.07)	(0.07)	—		4.08	4.99	5,098	2.44		3.31		0.00	(d)(e)(f)	271
2023	3.79	0.08	0.08		0.16	—	—	—		3.95	4.22	3,740	2.10		3.80		0.00	(d)(e)(f)	265
2022	3.82	(0.05)	0.02		(0.03)	—	—	—		3.79	(0.79)	2,737	(1.43)		4.68		1.58	(e)(f)(g)	243
2021	3.92	(0.10)	(0.00	)(h)	(0.10)	—	—	0.00	(i)	3.82	(2.55)	1,987	(2.75)		3.87		2.87	(e)	0	(j)
2020	4.42	(0.11)	(0.39)		(0.50)	—	—	0.00	(i)	3.92	(11.31)	2,263	(2.65)		6.51		4.82	(f)(g)(k)(l)	79

*	For 2020 through 2024 the Fund had a fiscal year end of April 30. In August of 2024, the Fund changed fiscal year end from April to December. 2024(b) is for the period May 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the eight months ended December 31, 2024.
(c)	Annualized.
(d)	Amount represents less than 0.005%.
(e)	For the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2021, the Adviser reimbursed and/or waived expenses of $229,561, $202,406, $174,961, $114,019, and $40,792, respectively.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2020, if credits had not been received, the expense ratios would have been 0.03%, 0.02%, 0.01%, 1.96%, and 5.81% (Class AAA), 0.03%, 0.02%, 0.01%, 2.08%, and 6.06% (Class A), 0.03%, 0.02%, 0.01%, 2.51%, and 6.13% (Class C), and 0.03%, 0.02%, 0.01%, 1.59%, and 4.83% (Class I). For year ended April 30, 2021, the Fund did not receive any credits from the designated broker.
(g)	The Fund incurred interest expense during the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2022 and 2020. For the year ended April 30, 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.94% (Class AAA), 2.06% (Class A), 2.49% (Class C), and 1.57% (Class I). For the period May 1, 2024 to December 31, 2024 and year ended April 30, 2020, the effect of interest expense was minimal.
(h)	Amount represents less than $(0.005) per share.
(i)	Amount represents less than $0.005 per share.
(j)	Amount represents less than 0.5%.
(k)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended April 30, 2020 would have been 5.36% (Class AAA), 5.64% (Class A), 5.68% (Class C), and 4.38% (Class I).

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights (Continued)

(l)	During the fiscal year ended April 30, 2020, the Adviser directly paid legal fees on behalf of the Fund. If the Fund had paid these expenses, the expense ratios for that period would have been 7.48% (Class AAA), 7.73% (Class A), 7.80% (Class C), and 6.50% (Class I).

See accompanying notes to financial statements.

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements

1. Organization. Comstock Capital Value Fund (the Fund) is the sole series of the Comstock Funds, Inc. (the Company). The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board). On August 21, 2024, the Board approved a change of the fiscal year end of the Fund from April 30 to December 31, effective as of December 31, 2024. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$488,465	—	$0	$488,465
Telecommunications	548,455	$129,407	—	677,862
Other Industries (b)	4,238,440	—	—	4,238,440
Total Common Stocks	5,275,360	129,407	0	5,404,767
Closed-End Funds	—	42,750	—	42,750
Rights (b)	—	22,643	—	22,643
U.S. Government Obligations	—	1,929,066	—	1,929,066
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,275,360	$2,123,866	$0	$7,399,226

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2024, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Continued)

income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

The tax character of distributions paid during the period ended December 31, 2024 and fiscal year end April 30, 2024 was as follows. There were no distributions for the fiscal year ended April 30, 2023.

	For the Period May 1, 2024 to December 31, 2024	Year Ended April 30, 2024
Distributions paid from:
Ordinary income	$147,887	$102,096
Total distributions paid	$147,887	$102,096

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$89,889
Accumulated capital loss carryforwards	(133,171,365)
Net unrealized depreciation on investments	(76,343)
Total	$(133,157,819)

The Fund utilized $41,648 of the capital loss carryforward for the period ended December 31, 2024.

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$74,289,192
Long term capital loss carryforward with no expiration	58,882,173
Total capital loss carryforwards	$133,171,365

At December 31, 2024, the temporary differences between book basis and tax basis unrealized appreciation/depreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$7,475,569	$219,029	$(295,372)	$(76,343)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the period ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least August 28, 2025 at no more than an annual rate of 0.00% for all classes of shares, on the first $25 million in Fund net assets. For the period ended December 31, 2024, the Adviser reimbursed the Fund in the amount of $229,561.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the period ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $7,813,910 and $7,344,102, respectively.

6. Transactions with Affiliates and Other Arrangements. During the period ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,404.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Continued)

interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the period ended December 31, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. Effective November 24, 2021, the Fund reopened its shares for sale. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

Transactions in shares of capital stock were as follows:

	For the period May 1, 2024 to December 31, 2024	Year Ended April 30, 2024	Year Ended April 30, 2023
	Shares	Shares	Shares
Class AAA
Shares sold	29,356	27,445	23,577
Shares issued upon reinvestment of distributions	1,762	1,111	—
Shares redeemed	(12,599)	(28,931)	(8,699)
Net increase/(decrease)	18,519	(375)	14,878
Class A
Shares sold	2,552	2,717	4,416
Shares issued upon reinvestment of distributions	2,496	2,506	—
Shares redeemed	(23,792)	(45,903)	(25,633)
Net (decrease)	(18,744)	(40,680)	(21,217)
Class C
Shares issued upon reinvestment of distributions	27	65	—
Shares redeemed	(800)	(1,431)	(8,051)
Net (decrease)	(773)	(1,366)	(8,051)
Class I
Shares sold	142,052	319,713	329,363
Shares issued upon reinvestment of distributions	27,941	18,677	—
Shares redeemed	(1,253)	(36,043)	(104,443)
Net increase	168,740	302,347	224,920

9. Significant Shareholder. As of December 31, 2024, 69.0% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Continued)

act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Comstock Capital Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Comstock Capital Value Fund

and the Board of Directors of Comstock Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Comstock Funds, Inc. (the “Company”) (comprising Comstock Capital Value Fund (the “Fund”)), including the schedule of investments, as of December 31, 2024, and the related statements of operations for the period from May 1, 2024 to December 31, 2024 and for the year ended April 30, 2024, the statements of changes in net assets for the period from May 1, 2024 to December 31, 2024 and for each of the two years in the period ended April 30, 2024, the financial highlights for the period from May 1, 2024 to December 31, 2024 and for each of the five years in the period ended April 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Comstock Funds, Inc. at December 31, 2024, the results of its operations for the period from May 1, 2024 to December 31, 2024 and for the year ended April 30, 2024, the changes in its net assets for the period from May 1, 2024 to December 31, 2024 and for each of the two years in the period ended April 30, 2024 and its financial highlights for the period from May 1, 2024 to December 31, 2024 and for each of the five years in the period ended April 30, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

The Gabelli Comstock Capital Value Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Comstock Capital Value Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the period ended December 31, 2024, the Fund paid to shareholders ordinary income distributions (comprised of investment income) totaling $0.086 per share to shareholders in each Class of Shares. For the period ended December 31, 2024, 29.6% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 32.36% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 66.04% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the period ended December 31, 2024 which was derived from U.S. Treasury securities was 65.8%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The percentage of U.S. Government securities held as of December 31, 2024 was 26.4%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI.COM

Net Asset Values per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCODEC24AR

GABELLI FUNDS

COMSTOCK CAPITAL VALUE FUND

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment
		Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2024(b)	$3.94	$0.05	$0.16		$0.21	$(0.09)	$(0.09)	$—		$4.06	5.23%	$344	1.91	%(c)	5.36	%(c)	0.00	%(c)(d)(e)(f)(g)	133%
2024	3.81	0.10	0.10		0.20	(0.07)	(0.07)	—		3.94	5.17	262	2.44		3.56		0.00	(d)(e)(f)	271
2023	3.66	0.07	0.08		0.15	—	—	—		3.81	4.10	255	1.94		4.05		0.00	(d)(e)(f)	265
2022	3.70	(0.07)	0.03		(0.04)	—	—	—		3.66	(1.08)	190	(1.82)		4.93		1.95	(e)(f)(g)	243
2021	3.81	(0.11)	(0.00	)(h)	(0.11)	—	—	0.00	(i)	3.70	(2.89)	208	(3.00)		4.12		3.12	(e)	0	(j)
2020	4.31	(0.15)	(0.35)		(0.50)	—	—	0.00	(i)	3.81	(11.60)	245	(3.60)		7.49		5.80	(f)(g)(k)(l)	79
Class A
2024(b)	$3.93	$0.05	$0.15		$0.20	$(0.09)	$(0.09)	$—		$4.04	4.99%	$995	1.91	%(c)	5.36	%(c)	0.00	%(c)(d)(e)(f)(g)	133%
2024	3.80	0.09	0.11		0.20	(0.07)	(0.07)	—		3.93	5.19	1,041	2.43		3.56		0.00	(d)(e)(f)	271
2023	3.65	0.09	0.06		0.15	—	—	—		3.80	4.11	1,162	2.39		4.05		0.00	(d)(e)(f)	265
2022	3.69	(0.07)	0.03		(0.04)	—	—	—		3.65	(1.08)	1,193	(1.95)		4.93		2.07	(e)(f)(g)	243
2021	3.80	(0.11)	(0.00	)(h)	(0.11)	—	—	0.00	(i)	3.69	(2.89)	1,554	(3.00)		4.12		3.12	(e)	0	(j)
2020	4.29	(0.16)	(0.33)		(0.49)	—	—	0.00	(i)	3.80	(11.42)	1,715	(3.89)		7.74		6.05	(f)(g)(k)(l)	79
Class C
2024(b)	$3.33	$0.04	$0.13		$0.17	$(0.09)	$(0.09)	$—		$3.41	4.98%	$4	1.90	%(c)	6.10	%(c)	0.00	%(c)(d)(e)(f)(g)	133%
2024	3.23	0.08	0.09		0.17	(0.07)	(0.07)	—		3.33	5.17	6	2.43		4.31		0.00	(d)(e)(f)	271
2023	3.10	0.09	0.04		0.13	—	—	—		3.23	4.19	10	2.96		4.80		0.00	(d)(e)(f)	265
2022	3.15	(0.07)	0.02		(0.05)	—	—	—		3.10	(1.59)	35	(2.38)		5.68		2.50	(e)(f)(g)	243
2021	3.24	(0.09)	(0.00	)(h)	(0.09)	—	—	0.00	(i)	3.15	(2.78)	49	(3.73)		4.87		3.87	(e)	0	(j)
2020	3.69	(0.14)	(0.31)		(0.45)	—	—	0.00	(i)	3.24	(12.20)	330	(3.90)		7.81		6.12	(f)(g)(k)(l)	79
Class I
2024(b)	$4.08	$0.05	$0.16		$0.21	$(0.09)	$(0.09)	$—		$4.20	5.05%	$5,959	1.92	%(c)	5.11	%(c)	0.00	%(c)(d)(e)(f)(g)	133%
2024	3.95	0.10	0.10		0.20	(0.07)	(0.07)	—		4.08	4.99	5,098	2.44		3.31		0.00	(d)(e)(f)	271
2023	3.79	0.08	0.08		0.16	—	—	—		3.95	4.22	3,740	2.10		3.80		0.00	(d)(e)(f)	265
2022	3.82	(0.05)	0.02		(0.03)	—	—	—		3.79	(0.79)	2,737	(1.43)		4.68		1.58	(e)(f)(g)	243
2021	3.92	(0.10)	(0.00	)(h)	(0.10)	—	—	0.00	(i)	3.82	(2.55)	1,987	(2.75)		3.87		2.87	(e)	0	(j)
2020	4.42	(0.11)	(0.39)		(0.50)	—	—	0.00	(i)	3.92	(11.31)	2,263	(2.65)		6.51		4.82	(f)(g)(k)(l)	79

*	For 2020 through 2024 the Fund had a fiscal year end of April 30. In August of 2024, the Fund changed fiscal year end from April to December. 2024(b) is for the period May 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the eight months ended December 31, 2024.
(c)	Annualized.
(d)	Amount represents less than 0.005%.
(e)	For the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2021, the Adviser reimbursed and/or waived expenses of $229,561, $202,406, $174,961, $114,019, and $40,792, respectively.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2020, if credits had not been received, the expense ratios would have been 0.03%, 0.02%, 0.01%, 1.96%, and 5.81% (Class AAA), 0.03%, 0.02%, 0.01%, 2.08%, and 6.06% (Class A), 0.03%, 0.02%, 0.01%, 2.51%, and 6.13% (Class C), and 0.03%, 0.02%, 0.01%, 1.59%, and 4.83% (Class I). For year ended April 30, 2021, the Fund did not receive any credits from the designated broker.
(g)	The Fund incurred interest expense during the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2022 and 2020. For the year ended April 30, 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.94% (Class AAA), 2.06% (Class A), 2.49% (Class C), and 1.57% (Class I). For the period May 1, 2024 to December 31, 2024 and year ended April 30, 2020, the effect of interest expense was minimal.
(h)	Amount represents less than $(0.005) per share.
(i)	Amount represents less than $0.005 per share.
(j)	Amount represents less than 0.5%.
(k)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended April 30, 2020 would have been 5.36% (Class AAA), 5.64% (Class A), 5.68% (Class C), and 4.38% (Class I).

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights (Continued)

(l)	During the fiscal year ended April 30, 2020, the Adviser directly paid legal fees on behalf of the Fund. If the Fund had paid these expenses, the expense ratios for that period would have been 7.48% (Class AAA), 7.73% (Class A), 7.80% (Class C), and 6.50% (Class I).

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$7,500
Vincent D. Enright	$9,500
Werner J. Roeder	$7,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

In determining whether to approve the continuance of the Investment Advisory Agreement (the Agreement), the Board, including a majority of the Trustees who have no direct or indirect interest in the Agreements and are not interested persons of the Funds, as defined in the 1940 Act (the Independent Board Members), considered the following information at a meeting on August 21, 2024:

1) The nature, extent and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Boards also considered that the Adviser paid for all compensation of officers and Board Members of the Fund who are affiliated with the Adviser, and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged BNY, at its own expense, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of services continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board reviewed the investment performance of the Fund. It was noted that the Fund is a specialized investment vehicle and attracts specific types of shareholders that are attracted to the Fund’s investment strategy and portfolio. The Board considered the Fund’s one-, three-, five-, and ten-year average annual total return for the periods ended June 30, 2024, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board was developed by Broadridge and was comprised of comparable funds (the “Performance Peer Group”). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board noted that the Fund’s performance was in the third quintile for the three-year period and in the fifth quintile for the one-, five-, and ten-year periods, and concluded that the Fund’s performance was reasonable in comparison to that of its Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (the “Expense Peer Group”). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. In particular, the Board noted that the contractual advisory fee was above the Expense Peer Group median, the actual management fee after fee waivers and reimbursements was below the Expense Peer Group median, and that the total expense ratio was below the Expense Peer Group median.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other regulated investment companies or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were the same, or lower, than the fees charged to the Fund. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro forma income statements of the Adviser for the year ended December 31, 2023. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted the Fund’s current size and concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from their management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.